GOODWILL, LICENSE COSTS AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes Company's Goodwill Balance
The following table summarizes the changes in the Company’s goodwill balance:

	December 31, 2021	December 31, 2020
Beginning balance	$10,223	$9,046
Foreign currency adjustment	(534)	1,177

Balance at the end of the year	$9,689	$10,223

License Costs and Other Intangible Assets
The Company’s license costs and other intangible assets consisted of the following:

		As of December 31, 2021			As of December 31, 2020
	Estimated Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net

License costs	7 - 20 years	$147,087	$(85,813)	$61,274	$225,835	$(140,849)	$84,986
Subscriber relationships	7 years	12,781	(12,678)	103	13,485	(12,978)	507
Other	6 years	1,396	(1,396)	—	3,640	(3,640)	—

Total		$161,264	$(99,887)	$61,377	$242,960	$(157,467)	$85,493

Estimated Future Amortization Expense
Estimated future amortization expense associated with the net carrying amount of license costs and other intangible assets, based on the exchange rate as of December 31, 2021, is as follows:

Years Ending December 31,
2022	$8,362
2023	6,255
2024	5,824
2025	5,824
2026	5,824
Thereafter	29,288

Total	$61,377